Events After the Reporting Period	12 Months Ended
Dec. 31, 2022
Events After Reporting Period [Abstract]
Events After the Reporting Period
21	Events After the Reporting Period
Acquisition of InstaDeep Ltd.
On January 10, 2023, we and InstaDeep Ltd., or InstaDeep, a leading global technology company in the field of artificial intelligence (“AI”) and machine learning (“ML”), announced that we have entered a share purchase agreement, or SPA, under which we will acquire 100% of the remaining shares in InstaDeep, excluding the shares already owned by us (see Note 12.2). InstaDeep will operate as our
UK-based
global subsidiary and will continue to provide its services to clients around the world in diverse industries, including in the Technology, Transport & Logistics, Industrial
and Financial Services sectors. Additionally, the acquisition is planned to enable the creation of a fully integrated, enterprise-wide capability that leverages AI and machine learning technologies across our therapeutic platforms and operations.
The completion of the acquisition is conditional on the satisfaction of several customary closing conditions and regulatory approvals as defined in the SPA. The acquisition of InstaDeep is expected to close in the first half of 2023 and will be accounted for as a business combination using the acquisition method of accounting.
The transaction includes a total upfront consideration of approximately £362 million (€413.4 million) in cash and our shares to acquire 100% of the remaining InstaDeep shares. Therefore, the final upfront consideration at the
closing date will depend e.g.
,
on the final proportion of cash payments and shares and on the development of our share price. In addition, InstaDeep shareholders will be eligible to receive additional performance-based future milestone payments up to approximately £200 million (€228.4 million, both amounts in
B
ritish pound translated into Euro, using the foreign exchange rate as published by the German Central Bank (
Deutsche Bundesbank
) as of March 2
0
, 202
3
).
Strategic collaboration with OncoC4, Inc.
On March 20, 2023, we and OncoC4, Inc., or OncoC4, a clinical-stage biopharmaceutical company dedicated to the discovery and development of novel biologicals for cancer treatment, announced a strategic collaboration to co-develop and commercialize novel checkpoint antibody for the treatment of cancer. Under the terms of the agreement, we receive an exclusive worldwide license for development and commercialization of OncoC4’s anti-CTLA-4 monoclonal antibody candidate, ONC-392. OncoC4 will receive a $200 million (€186.6 million, the amount in U.S. dollar is translated into Euro using the foreign exchange rate as published by the German Central Bank (Deutsche Bundesbank) as of March 20, 2023) upfront payment and is eligible to receive development, regulatory and commercial milestone payments as well as tiered royalties. Together with OncoC4 we will jointly develop ONC-392 as monotherapy and in combination therapy with anti-PD1 in various solid tumor indications and will equally share development costs for such studies. We additionally plan to combine ONC-392 with our proprietary oncology product candidates. The transaction is expected to be closed in the first half of 2023, subject to customary closing conditions and regulatory clearances.
Second Tranche Share Repurchase Program

Between January 1, and up until March 17, 2023, the date when the trading plan for the second tranche of our share repurchase program expired, the following repurchases under the program have occurred:
Second Tranche ($0.5 billion)

Period	Number of ADSs purchased	Average price paid per ADS		Total number of ADSs purchased	Approximate value of ADSs that may yet be purchased (in millions)
December 2022 (1)	—	$	— (€—)	—	$500.0 (€500.0)
January 2023	618,355		$142.26 (€131.12)	618,355	$412.0 (€418.9)
February 2023	857,620		$138.05 (€129.06)	1,475,975	$293.6 (€308.2)
March 2023 (2)	745,196		$128.49 (€121.08)	2,221,171	$197.9 (€218.0)

Total	2,221,171

(1)	Beginning December 7, 2022.
(2)	Ending March 17, 2023.